STOCKHOLDERS' EQUITY (Common Stock) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-Employee Directors | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, Employee Stock Purchase Plans	0	0